Financial liabilities at amortized cost	12 Months Ended
Dec. 31, 2025
Financial Liabilities At Amortised Cost [Abstract]
Financial liabilities at amortized cost	Financial liabilities at amortized cost
15.1. Banks loans

	December 31, 2025	December 31, 2024
Local financial institutions	561,149,367	206,426,153
Foreign financial institutions	263,792,015	57,587,681
BCRA	1,722,610	306,398
TOTAL	826,663,992	264,320,232
15.2. Deposits from customers

	December 31, 2025	December 31, 2024
Time deposits	6,940,097,813	4,073,105,804
Savings Accounts	6,850,386,344	6,009,931,357
Currents accounts	2,857,520,295	2,343,261,847
Investment accounts	12,934,037	399,582,546
Other	67,034,752	72,059,408
TOTAL	16,727,973,241	12,897,940,962

15.3. Repurchase agreements

	December 31, 2025	December 31, 2024
Amounts payable for repurchase agreements of government securities with financial institutions.	443,712,802	—
Securities-backed loan at the stock market	24,515,505	—
TOTAL	468,228,307	—

15.4. Other financial liabilities

	December 31, 2025	December 31, 2024
Obligations for financing of purchases (1)	1,296,011,084	1,193,709,742
Collections and other transactions on behalf of third parties	106,935,739	136,410,663
Lease liabilities (See Notes 2.3.8 and 37)	51,497,736	42,619,962
Payment orders pending credit	42,693,755	38,747,939
Funds collected under ARCA’s instructions	42,670,044	25,161,575
Creditors for spot transactions pending settlement	9,729,962	11,763,147
Accrued commissions payable	188,525	224,727
Cash and cash equivalents for spot purchases or sales pending settlement	—	39,940,452
Other	225,953,051	83,867,216
TOTAL	1,775,679,896	1,572,445,423
(1)Includes payables to merchants acquirers as a result of purchases made by the holders of the Bank’s credit cards.